INCOME TAX EXPENSE (BENEFIT) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Loss before tax	$ 104,124	$ 132,529	$ (34,788)
Income tax expense (benefit) calculated at corporate rate	17,701	22,530	(5,914)
Adjusted for:
Effect of income that is exempt from tax	(32,053)	(27,890)	(2,967)
Effect of expenses that are not deductible in determining taxable profit	15,025	6,204	9,905
Effect of different tax rates of subsidiaries operating in other jurisdictions	420	(878)	(849)
Effect of income not taxable in determining taxable profit	0	0	4
Overprovision of current tax in prior year	(463)	(132)	0
Withholding tax	127
Tax expense (income), continuing operations	$ 757	$ (118)	$ 189